Equity (Details Textuals 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Metropolitan Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	$ 1,970	$ 2,066	$ 1,221
Statutory capital and surplus	13,507	13,217
American Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	334	803
Statutory capital and surplus	3,310	4,321
MetLife Insurance Company of Connecticut [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	46	668	81
Statutory capital and surplus	5,133	5,105
Metropolitan Property and Casualty Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	41	273	266
Statutory capital and surplus	1,857	1,845
Metropolitan Tower and Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	63	151	57
Statutory capital and surplus	828	805
Met Life Investors Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	94	153	49
Statutory capital and surplus	600	499
Delaware American Life Insurance Company [Member]
Statutory Accounting Practices [Line Items]
Statutory net income (loss)	13	6
Statutory capital and surplus	$ 51	$ 29